Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	$ 15,712	$ 13,676	$ 13,686
Amounts charged to expense	4,507	6,863	4,361
Charges against the allowance	(3,507)	(4,156)	(4,730)
Foreign currency translation	(701)	(671)	359
Balance at end of year	16,011	15,712	13,676
Deferred tax asset valuation allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	43,511	24,735	17,323
Amounts charged to expense	48,477	20,853	7,546
Charges against the allowance			1
Foreign currency translation	(2,552)	(2,077)	(135)
Balance at end of year	$ 89,436	$ 43,511	$ 24,735